Note 22 - Discontinued Operation - Financial Performance (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Revenues	$ 15,060,000	$ 22,448,000	$ 23,975,000
Other income	119,000	662,000	960,000
(Loss)/profit before income tax	(19,608,000)	(23,397,000)	(8,165,000)
Income tax expense	541,000	(1,968,000)	(138,000)
(Loss)/gain from discontinued operations	(4,207,000)	(625,000)	69,000
Disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Revenues	0	15,168,000	16,436,000
Other income	0	324,000	552,000
Loss on disposal of business	(4,207)	0	0
Expenses	(0)	16,266,000	16,895,000
(Loss)/profit before income tax	(4,207,000)	(774,000)	92,000
Income tax expense	0	149,000	(23,000)
(Loss)/gain from discontinued operations	(4,207,000)	(625,000)	69,000
Net cash (outflow)/inflow from operating activities	(4,207,000)	(625,000)	69,000
Net cash inflow/(outflow) from investing activities	0	0	0
Net cash inflow/(outflow) from financing activities	0	0	0
Net (decrease)/increase in cash generated by subsidiary	$ (4,207,000)	$ (625,000)	$ 69,000